Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 5,611	[1]	$ 7,505	[2]
Interest expense on lease liabilities	1,079		1,641		$ 1,561
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	1,902		2,142
Interest expense on lease liabilities	$ 1,821		$ 771

[1]	Including the depreciation of drilling services capitalized as “works in progress” for 1,902.
[2]	Including the depreciation of drilling services capitalized as “works in progress” for 2,142.